Selling and Marketing Expenses (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Selling And Marketing Expenses [Abstract]
Schedule of selling and marketing expenses
	Year ended December 31
	2021	2020	2019
	U.S. dollar in thousands

Payroll and related expenses	3,471	2,701	2,385
Media costs	2,067	-	-
Share-based payment	943	299	180
Professional fees	576	461	363
Marketing	523	440	452
Amortization of and depreciation	416	39	21
Other	352	275	382
	8,348	4,215	3,783